Rule 497(e)
                                                       Registration No. 33-8982

Dear Shareholder:

The Victory Funds Prospectuses are being revised. Effective October 1, 1997, Key Asset Management Inc. will assume the duties of sub-administrator to the Funds. Shareholders will not pay additional fees because of this change. Effective September 1, 1997, the sales charge for the funds indicated has been changed. This Supplement also provides additional information related to securities lending. This information is important and should be kept with a copy of your Prospectus.
-------------------------------------------------------------------------------
                               The Victory Funds
                                Fund for Income
                            Government Mortgage Fund
                            Intermediate Income Fund
                          Investment Quality Bond Fund
                            Limited Term Income Fund

                       Supplement Dated September 1, 1997
                      to the Prospectus Dated March 1, 1997

The Prospectus of the above named funds is supplemented as follows:

1. The paragraph under "Fees and Expenses" on page 4 is revised as follows:

All of the Funds in this prospectus offer only Class A shares. If you purchase Class A shares of a Fund, you may pay a sales charge of up to 5.75% of the offering price, depending on the Fund in which you invest and the amount you invest. You also will incur expenses for investment advisory, administrative, and shareholder services, all of which are included in a Fund's expense ratio. See "Choosing a Share Class."

2. The table on page 5 titled "General Information about each of the Funds" is replaced as follows:

------------------------------ --------------------- ----------------------- ----------------- --------------------
                                                        Estimated Annual
                                    Inception               Expenses             Maximum            Newspaper
        Victory Fund                   Date              After Waivers         Sales Charge       Abbreviation*
                                                     (as a % of net assets)
------------------------------ --------------------- ----------------------- ----------------- --------------------
Fund for Income --
Class A                               5/8/87                 1.00%                2.00%           Victory Incm
------------------------------ --------------------- ----------------------- ----------------- --------------------
------------------------------ --------------------- ----------------------- ----------------- --------------------
Government Mortgage                                                                                  Victory
Fund --Class A                       5/18/90                 0.90%                5.75%              Gvt Mtg
------------------------------ --------------------- ----------------------- ----------------- --------------------
------------------------------ --------------------- ----------------------- ----------------- --------------------
Intermediate Income                                                                                  Victory
Fund -- Class A                      12/10/93                0.95%                5.75%              IntmInc
------------------------------ --------------------- ----------------------- ----------------- --------------------
------------------------------ --------------------- ----------------------- ----------------- --------------------
Investment Quality                                                                                   Victory
Bond Fund -- Class A                 12/10/93                1.00%                5.75%             InvQulBd
------------------------------ --------------------- ----------------------- ----------------- --------------------
------------------------------ --------------------- ----------------------- ----------------- --------------------
Limited Term Income
Fund -- Class A                      10/20/89                0.86%                2.00%          Victory Ltd In
------------------------------ --------------------- ----------------------- ----------------- --------------------
*All newspapers do not use the same abbreviation.

3. On page 8 for the GOVERNMENT MORTGAGE FUND, page 10 for the INTERMEDIATE INCOME FUND, and page 12 for the INVESTMENT QUALITY BOND FUND, the first table under "Fund Expenses" is replaced as follows:

           ---------------------------------------------------- -----------------------------------------
           Shareholder Transaction Expenses*                                 Class A Shares
           ---------------------------------------------------- -----------------------------------------
           ---------------------------------------------------- -----------------------------------------
           Maximum Sales Charge Imposed on Purchases                             5.75%
           (as a percentage of offering price)
           ---------------------------------------------------- -----------------------------------------
           ---------------------------------------------------- -----------------------------------------
           Sales Charge Imposed on Reinvested Dividends                           NONE
           ---------------------------------------------------- -----------------------------------------
           ---------------------------------------------------- -----------------------------------------
           Deferred Sales Charge                                                  NONE
           ---------------------------------------------------- -----------------------------------------
           ---------------------------------------------------- -----------------------------------------
           Redemption Fees                                                        NONE
           ---------------------------------------------------- -----------------------------------------
           ---------------------------------------------------- -----------------------------------------
           Exchange Fees                                                          NONE
           ---------------------------------------------------- -----------------------------------------
         *You may be  charged  additional  fees if you  purchase,  exchange,  or redeem shares through a broker or agent.

4. The last paragraphs and tables on the pages indicated are replaced with the following:

         EXAMPLE: You would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

On page 8 for the GOVERNMENT MORTGAGE FUND:

           --------------------- ---------------- ----------------- ------------------- -----------------
                                     1 Year           3 Years            5 Years            10 Years
           --------------------- ---------------- ----------------- ------------------- -----------------
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class A Shares              $66              $85                $104               $162
           --------------------- ---------------- ----------------- ------------------- -----------------

On page 10 for the INTERMEDIATE INCOME FUND:
           --------------------- ---------------- ----------------- ------------------- -----------------
                                     1 Year           3 Years            5 Years            10 Years
           --------------------- ---------------- ----------------- ------------------- -----------------
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class A Shares              $67              $86                $107               $167
           --------------------- ---------------- ----------------- ------------------- -----------------

On page 12 for the INVESTMENT QUALITY BOND FUND:
           --------------------- ---------------- ----------------- ------------------- -----------------
                                     1 Year           3 Years            5 Years            10 Years
           --------------------- ---------------- ----------------- ------------------- -----------------
           --------------------- ---------------- ----------------- ------------------- -----------------
           Class A Shares              $67              $88                $110               $173
           --------------------- ---------------- ----------------- ------------------- -----------------

5. The table under "Calculation of Sales Charges -- Class A" on page 21 is revised as follows:

Your investment in:
      Government Mortgage Fund              Sales Charge            Sales Charge            Dealer Reallowance
      Intermediate Income Fund               as a % of               as a % of                 as a % of the
      Investment Quality Bond Fund         Offering Price         Your Investment             Offering Price
-------------------------------------- ----------------------- ----------------------- ------------------------------
-------------------------------------- ----------------------- ----------------------- ------------------------------
Up to $50,000                                  5.75%                   6.10%                       5.00%
-------------------------------------- ----------------------- ----------------------- ------------------------------
-------------------------------------- ----------------------- ----------------------- ------------------------------
$50,000 up to $100,000                         4.50%                   4.71%                       4.00%
-------------------------------------- ----------------------- ----------------------- ------------------------------
-------------------------------------- ----------------------- ----------------------- ------------------------------
$100,000 up to $250,000                        3.50%                   3.63%                       3.00%
-------------------------------------- ----------------------- ----------------------- ------------------------------
-------------------------------------- ----------------------- ----------------------- ------------------------------
$250,000 up to $500,000                        2.50%                   2.56%                       2.00%
-------------------------------------- ----------------------- ----------------------- ------------------------------
-------------------------------------- ----------------------- ----------------------- ------------------------------
$500,000 up to $1,000,000                      2.00%                   2.04%                       1.75%
-------------------------------------- ----------------------- ----------------------- ------------------------------
-------------------------------------- ----------------------- ----------------------- ------------------------------
$1,000,000 and above*                          0.00%                   0.00%                         *
-------------------------------------- ----------------------- ----------------------- ------------------------------

*There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase, or at .50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. Investment Professionals may be paid at a rate of up to 1.00% of the purchase price.

6. On page 10 for the INTERMEDIATE INCOME FUND, the following paragraph replaces the information under "Portfolio Management:"

Eric Rasmussen is the Portfolio Manager of the Intermediate Income Fund, a position he has held since April, 1997. A Portfolio Manager and Managing Director of the Taxable Fixed Income Department of Key Asset Management Inc., he has been in the investment advisory business since 1988.

7. Effective October 1, 1997, under "Organization and Management of the Funds," the first paragraph on page 27 in the subtopic "The Administrator, Distributor, and Fund Accountant" should be replaced with the following:

BISYS Fund Services is the Administrator and the Distributor. BISYS is paid a fee at the following annual rate based on the Fund's average daily net assets as the Administrator: .15% for portfolio assets of $300 million and less, .12% for the next $300 million through $600 million of portfolio assets; and .10% for portfolio assets greater than $600 million. Under a Sub-Administration Agreement, BISYS pays Key Asset Management Inc. to perform some of the administrative duties for the Fund. BISYS pays Key Asset Management Inc. a sub-administration fee at an annual rate of up to .05% of the Fund's average daily net assets. BISYS does not charge a fee for its services as Distributor. BISYS Fund Services Ohio, Inc. receives a fee as the Fund's Accountant.

8. On the bottom of page 31 under the heading, "Other Securities and Investment Practices," the information in the table under "Securities Lending" should be revised by adding the following sentence at the end of the paragraph, and a new category, "Investment Company Securities," should also be added to the table.


------------------------------------------- ------------ ---------------- -------------- -------------- ---------------
                                                           Government     Intermediate    Investment
List of Allowable Investments                Fund for     Mortgage Fund      Income         Quality      Limited Term
and Investment Practices (continued)          Income                          Fund         Bond Fund     Income Fund
------------------------------------------- ------------ ---------------- -------------- -------------- ---------------
------------------------------------------- ------------ ---------------- -------------- -------------- ---------------
SECURITIES LENDING.  In order to generate
additional income, a Fund may lend its
portfolios securities.  A Fund will
receive collateral for the value of the       33 1/3%        33 1/3%         33 1/3%     33 1/3%        33 1/3%
security plus any interest due.  A Fund
only will enter into loan arrangements
with entities that the Adviser has
determined are creditworthy.  Subject
to the receipt of exemptive relief
from the SEC, Key Trust Company of Ohio,
N.A., the lending agent, may earn a
fee based on the amount of income earned
on the investment of collateral.
------------------------------------------- ------------ ---------------- -------------- -------------- ---------------
------------------------------------------- ------------ ---------------- -------------- -------------- ---------------
INVESTMENT COMPANY SECURITIES.  Shares of
other mutual funds with similar
investment objectives.  The following           5%             5%              5%             5%              5%
limitations apply:  (1) No more than 5%         3%             3%              3%             3%              3%
of the Fund's total assets may be               10%            10%             10%            10%            10%
invested in one mutual fund, (2) a Fund
and its affiliates may not own more than
3% of the  securities  of any one mutual
fund,  and (3) no more than 10% of the
Fund's total assets may be invested in
combined mutual fund holdings.
------------------------------------------- ------------ ---------------- -------------- -------------- ---------------


Please insert this Supplement in the front of your Prospectus. Investors wishing to obtain more information should call the Funds at 800-KEY-FUND(R).

                                               VF-TXFI-SUP1